Restricted Share Units (Details) - Schedule of Changes in RSUs - Restricted share units [member]	12 Months Ended
	Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Oct. 31, 2022 $ / shares shares
Schedule of Changes in RSUs [Line Items]
Number of RSUs, Beginning Balance
Weighted average issue price, Beginning Balance | (per share)
Granted, Number of RSUs	2,200	2,200	1,177	1,177
Granted, Weighted average issue price | (per share)	$ 41.46	$ 55.97	$ 232.48	$ 316.5
Vested, Number of RSUs	(2,200)	(2,200)	(1,177)	(1,177)
Vested, Weighted average issue price | (per share)	$ 41.46	$ 55.97	$ 232.48	$ 316.5
Number of RSUs, Ending Balance
Weighted average issue price, Ending Balance | (per share)